Current assets and liabilities - Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets and liabilities
Wage taxes	€ 2,793	€ 1,851
Social security liabilities	€ 4,429	€ 4,472